Borrowings - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Residential mortgages carrying amount	$ 194,868,000	$ 201,922,000
Residential mortgages available for borrowings	111,948,000	94,106,000
Repurchase agreement additional liquidity	10,000,000
Repurchase agreement additional liquidity of unsecured line of credit	5,000,000
Repurchase agreements	0	0
line of credit	$ 0	$ 0